Financial Instruments Fair Value Disclosures - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Financial Assets
Non-current trade receivables	€ 0	€ 2,209
Other non-current assets	222	262
Short-term investments	0	0
Cash and cash equivalents	14,385	30,018	€ 12,017	€ 17,234
At fair value [member]
Financial Assets
Non-current trade receivables	0	2,209
Other non-current assets	222	262
Trade receivables and other current assets	757	668
Short-term investments	0	0
Cash and cash equivalents	14,385	30,018
Total Financial Assets	15,364	33,157
Financial Liabilities
Bank loans	0	0
Lease liabilities	2,164	2,632
RCAs liability	6,640	6,213
Trade payables	6,008	6,611
Total Financial Liabilities	€ 14,812	€ 15,456